SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Aug. 31, 2025	Feb. 28, 2025
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 66,133	$ 42,675
Less: accumulated depreciation	(43,281)	(41,170)
Property and equipment, net	22,852	1,505
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	935	889
Computer And Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	43,928	41,786
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 21,270